Write-down and Loss on Sales of Vessels Schedule of Impairment and Loss on Sale of Vessels, Equipment and Other Operating Assets (Detail) $ in Thousands	1 Months Ended	3 Months Ended		6 Months Ended
	Mar. 31, 2020 vessel	Jun. 30, 2020 USD ($) vessel	Jun. 30, 2019 USD ($) vessel	Jun. 30, 2020 USD ($) vessel	Jun. 30, 2019 USD ($) vessel
Long Lived Assets Held-for-sale [Line Items]
Write-down and gain (loss) on sale | $		$ (10,669)	$ 0	$ (105,275)	$ (3,328)
FPSO
Long Lived Assets Held-for-sale [Line Items]
Number Of Vessels | vessel		3		3
Teekay LNG
Long Lived Assets Held-for-sale [Line Items]
Number Of Vessels Impaired | vessel	6
Teekay LNG | Multi-gas carriers [Member]
Long Lived Assets Held-for-sale [Line Items]
Number Of Vessels | vessel		7		7
Teekay LNG | Liquefied Gas Segment | LNG Carriers [Member]
Long Lived Assets Held-for-sale [Line Items]
Asset Impairment Charges | $				$ (45,000)	$ 0
Number Of Vessels Impaired | vessel				6	0
Teekay Tankers [Member] | Suezmax Tankers [Member]
Long Lived Assets Held-for-sale [Line Items]
Asset Impairment Charges | $				$ 500
Teekay Tankers [Member] | Conventional Tankers
Long Lived Assets Held-for-sale [Line Items]
Asset Impairment Charges | $			$ 0
Number Of Vessels Impaired | vessel		1	0
Teekay Tankers [Member] | Conventional Tankers | Suezmax Tankers [Member]
Long Lived Assets Held-for-sale [Line Items]
Asset Impairment Charges | $		$ 460
Teekay Tankers [Member] | Conventional Tankers | Suezmax Tankers One [Member]
Long Lived Assets Held-for-sale [Line Items]
Number Of Vessels Impaired | vessel				0	0
Teekay Tankers [Member] | Conventional Tankers | Suezmaxes Tankers Three [Member]
Long Lived Assets Held-for-sale [Line Items]
Gain (Loss) on Disposition of Assets | $				$ 2,627	$ 0
Number Of Vessels Impaired | vessel				3	0
Teekay Parent | FPSO
Long Lived Assets Held-for-sale [Line Items]
Asset Impairment Charges | $				$ (60,100)
Number Of Vessels Impaired | vessel				1
Teekay Parent | FPSO | Petrojarl Foinaven FPSO [Member]
Long Lived Assets Held-for-sale [Line Items]
Asset Impairment Charges | $				$ 0	$ (3,328)
Number Of Vessels Impaired | vessel				0	1
Teekay Parent | FPSO | FPSO
Long Lived Assets Held-for-sale [Line Items]
Asset Impairment Charges | $		$ (13,566)	$ 0	$ (60,085)	$ 0
Number Of Vessels Impaired | vessel		1	0	2	0
Ship To Ship Transfer Business [Member] | Teekay Tankers [Member] | Conventional Tankers
Long Lived Assets Held-for-sale [Line Items]
Disposal Group, Not Discontinued Operation, Loss (Gain) on Write-down | $		$ (3,081)	$ 0	$ (3,081)	$ 0
Operating Right Of Use Asset [Member] | Teekay Tankers [Member] | Conventional Tankers
Long Lived Assets Held-for-sale [Line Items]
Asset Impairment Charges | $		$ (644)	$ 0	$ (644)	$ 0
Number Of Operating Lease Right of Use Assets Impaired | vessel		1	0		0